Taxation (Tables)	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
Composition of income tax expense

	2009	2010	2011
	RMB	RMB	RMB
Current income tax expense	(146,001,559)	(223,144,541)	(265,574,760)
Deferred tax benefit	14,343,474	14,471,531	3,388,535
Adjustments to deferred tax assets/liabilities for enacted CIT rate change	—	3,656,049	—

Income tax expense	(131,658,085)	(205,016,961)	(262,186,225)

Reconciliation of the differences between statutory tax rate and the effective tax rate

	2009	2010	2011
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to Subsidiaries in the PRC	(12)%	(11)%	(10)%
Non-deductible expenses incurred	6%	4%	6%
Others	(2)%	(1)%	(1)%

Effective CIT rate	17%	17%	20%

Significant components of deferred tax assets and liabilities

	2010	2011
	RMB	RMB
Deferred tax assets:
Accrued liability for customer reward related programs	17,819,817	24,331,749
Loss carry forward	12,733,226	14,785,786
Accrued staff salary	16,884,937	13,043,243
Deferred tax liabilities	(390,000)	(390,000)
Others	2,821,430	2,797,209
Less: Allowance of deferred tax assets	(12,733,226)	(14,785,786)

Total deferred tax assets	37,136,184	39,782,201

Deferred tax liabilities, non-current:
Recognition of intangible assets	(45,382,710)	(48,308,692)

Net deferred tax liabilities	(8,246,526)	(8,526,491)

Effect of preferential tax on China operations

	2009	2010	2011
	RMB	RMB	RMB
Tax holiday effect	92,146,741	125,981,081	115,750,217
Basic net income per ADS effect	0.69	0.89	0.80
Diluted net income per ADS effect	0.65	0.84	0.76